Capital Stock - Additional Information (Detail)		12 Months Ended
	Nov. 09, 2022 shares	Dec. 31, 2022 Vote shares
Equity [Abstract]
Preference shares included in authorized capital stock		99,760,000
Shares issued or outstanding		0
Number of votes per share | Vote		1
Number of common stock shares to be purchased under the Bid	28,400,000
Percentage of issued and outstanding common shares	10.00%
Commencement date of Bid		Nov. 15, 2022
Termination date of Bid		Nov. 14, 2023